UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-21162

Name of Fund:  Merrill Lynch Fundamental Growth
               Principal Protected Fund of
               Merrill Lynch Principal Protected Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch Fundamental Growth Principal
     Protected Fund of Merrill Lynch Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments


Merrill Lynch Fundamental Growth Principal Protected Fund

Schedule of Investments as of November 30, 2004

Industry*                       Shares Held     Common Stocks                                                      Value
Biotechnology - 1.2%                 61,900   + Gilead Sciences, Inc.                                      $      2,133,074

Chemicals - 3.0%                     26,100     Air Products and Chemicals, Inc.                                  1,494,225
                                     43,100     The Dow Chemical Company                                          2,175,257
                                     34,100     Praxair, Inc.                                                     1,531,090
                                      4,800     Sigma-Aldrich Corporation                                           286,704
                                                                                                           ----------------
                                                                                                                  5,487,276

Commercial Services &                 8,700     Manpower Inc.                                                       420,819
Supplies - 0.7%                      14,300   + Monster Worldwide Inc.                                              403,117
                                     15,000     Robert Half International Inc.                                      405,450
                                                                                                           ----------------
                                                                                                                  1,229,386

Communications Equipment - 2.0%     105,500   + Corning Incorporated                                              1,327,190
                                     62,400     Motorola, Inc.                                                    1,201,824
                                     33,600   + Telefonaktiebolaget LM Ericsson (Sponsored ADR)(b)                1,117,200
                                                                                                           ----------------
                                                                                                                  3,646,214

Computers & Peripherals - 1.6%       92,500     Hewlett-Packard Company                                           1,850,000
                                     44,600   + SanDisk Corporation                                               1,007,068
                                                                                                           ----------------
                                                                                                                  2,857,068

Consumer Finance - 1.0%              31,400     American Express Company                                          1,749,294

Electrical Equipment - 1.4%          21,800     Emerson Electric Company                                          1,456,676
                                     24,100     Rockwell Automation, Inc.                                         1,139,930
                                                                                                           ----------------
                                                                                                                  2,596,606

Energy Equipment & Services - 3.4%   45,300     Baker Hughes Incorporated                                         2,008,149
                                     44,900     Schlumberger Limited                                              2,946,787
                                     30,800   + Transocean Inc.                                                   1,240,316
                                                                                                           ----------------
                                                                                                                  6,195,252

Food Products - 0.7%                 33,600     McCormick & Company Incorporated                                  1,224,720

Health Care Equipment &              37,600     Alcon, Inc.                                                       2,801,952
Supplies - 5.7%                      56,900   + Boston Scientific Corporation                                     1,980,689
                                      8,800     DENTSPLY International Inc.                                         462,968
                                      8,000   + Fisher Scientific International Inc.                                452,320
                                     55,200     Medtronic, Inc.                                                   2,652,360
                                     33,900   + Varian Medical Systems, Inc.                                      1,426,512
                                      9,000   + Waters Corporation                                                  419,940
                                                                                                           ----------------
                                                                                                                 10,196,741

Hotels, Restaurants &                22,200     Carnival Corporation                                              1,176,822
Leisure - 4.1%                       37,300     Marriott International, Inc. (Class A)                            2,120,505
                                     28,000   + Starbucks Corporation                                             1,575,280
                                     27,500     Starwood Hotels & Resorts Worldwide, Inc.                         1,437,975
                                     17,100   + Wynn Resorts, Limited                                               993,339
                                                                                                           ----------------
                                                                                                                  7,303,921

IT Services - 1.1%                   25,500     First Data Corporation                                            1,047,795
                                     14,900   + Hewitt Associates, Inc. (Class A)                                   449,235
                                     12,700     Paychex, Inc.                                                       421,132
                                                                                                           ----------------
                                                                                                                  1,918,162

Industrial Conglomerates - 5.5%      60,100     3M Co.                                                            4,783,359
                                    146,100     General Electric Company                                          5,166,096
                                                                                                           ----------------
                                                                                                                  9,949,455

Internet Software &                  34,600   + Yahoo! Inc.                                                       1,301,652
Services - 0.7%

Machinery - 2.8%                     21,600     Cummins Inc.                                                      1,719,792
                                     19,600     Eaton Corporation                                                 1,321,040
                                     26,400     PACCAR  Inc.                                                      2,061,840
                                                                                                           ----------------
                                                                                                                  5,102,672

Office Electronics - 0.6%            20,000     Canon, Inc.                                                       1,003,940

Oil & Gas - 3.5%                     28,400     Apache Corporation                                                1,535,304
                                     57,600     Devon Energy Corporation                                          2,385,792
                                     21,600     Occidental Petroleum Corporation                                  1,300,536
                                     32,600     Pioneer Natural Resources Company                                 1,147,520
                                                                                                           ----------------
                                                                                                                  6,369,152

Pharmaceuticals - 0.4%               19,800   + Forest Laboratories, Inc.                                           771,606

Semiconductors & Semiconductor       25,000     Analog Devices, Inc.                                                923,750
Equipment - 4.2%                    207,100     Intel Corporation                                                 4,628,685
                                     84,000     Texas Instruments Incorporated                                    2,031,120
                                                                                                           ----------------
                                                                                                                  7,583,555

Software - 5.3%                      28,100     Adobe Systems Incorporated                                        1,701,736
                                     18,200   + Electronic Arts Inc.                                                889,980
                                    177,700     Microsoft Corporation                                             4,764,137
                                    180,800   + Oracle Corporation                                                2,288,928
                                                                                                           ----------------
                                                                                                                  9,644,781

Specialty Retail - 1.8%              26,500     Best Buy Co., Inc.                                                1,494,070
                                     56,500     Staples, Inc.                                                     1,802,915
                                                                                                           ----------------
                                                                                                                  3,296,985

Textiles, Apparel & Luxury           28,200   + Coach, Inc.                                                       1,405,488
Goods - 0.8%

Trading Companies &                 43,100      Wolseley PLC                                                        742,295
Distributors - 0.4%

                                                Total Common Stocks (Cost - $82,151,272) - 51.9%                 93,709,295



                                       Face
                                     Amount     U.S. Government Obligations

                                                U.S. Treasury STRIPS (a):
                              $  34,998,000         3.153%** due 8/15/2009                                       29,438,813
                                 65,866,000         3.262%** due 11/15/2009                                      54,896,808

                                                Total U.S. Government Obligations
                                                (Cost - $84,834,067) - 46.7%                                     84,335,621


Merrill Lynch Fundamental Growth Principal Protected Fund

Schedule of Investments as of November 30, 2004 (concluded)

                        Beneficial Interest     Short-Term Securities                                              Value
                              $   2,441,106     Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                Series I (c)                                               $      2,441,106

                                                Total Short-Term Securities (Cost - $2,441,106) - 1.3%            2,441,106

Total Investments (Cost - $169,426,445***) - 99.9%                                                              180,486,022
Other Assets Less Liabilities - 0.1%                                                                                179,874
                                                                                                           ----------------
Net Assets - 100.0%                                                                                        $    180,665,896
                                                                                                           ================

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

*** The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                        $    171,533,675
                                                          ================
    Gross unrealized appreciation                         $     11,525,889
    Gross unrealized depreciation                              (2,573,542)
                                                          ----------------
    Net unrealized appreciation                           $      8,952,347
                                                          ================

  + Non-income producing security.

(a) Separately Traded Registered Interest and Principal of Securities (STRIPS).

(b) American Depositary Receipts (ADR).

(c) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                 Interest/
                                                                  Dividend
    Affiliate                                  Net Activity         Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                     $  1,056,966       $  7,993
    Merrill Lynch Liquidity Series, LLC
       Money Market Series                          -             $     66
    Merrill Lynch Premier Institutional Fund        -             $    642


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Fundamental Growth Principal Protected Fund of
Merrill Lynch Principal Protected Trust


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       President
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: January 13, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.
       President
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: January 13, 2005


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: January 13, 2005